SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Jan. 31, 2015	Oct. 31, 2014
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 13: SUBSEQUENT EVENTS

The Company has evaluated subsequent events occurring after the balance sheet date and through March 17, 2015, the date that these financial statements have been issued, has identified the following subsequent events and analyzing the transactions for proper accounting treatment:

During February and March 2015, the Company:

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On February 26, 2015, the our parent Company, Next 1, entered an exchange agreement hereby exchanging $441,403 of Next 1 debt, Next 1 Series A Preferred and Next 1 Series B Preferred for the issuance of 5,514,030 shares of RealBiz common stock.

•	received $195,000 in proceeds and issued convertible promissory notes with interest rates of 12% per annum, maturity dates of December 31, 2016 and with a range of fixed rate conversion features.

•	received $15,000 in proceeds and issued 150,000 shares of common stock.

NOTE 16: SUBSEQUENT EVENTS

The Company has evaluated subsequent events occurring after the balance sheet date and through February 12, 2015, the date that these financial statements were issued and has identified the following:
During December 2014 and January 2015, the Company:

⋅	received $460,000 in proceeds and issued convertible promissory notes with interest rates of 12% per annum, maturity dates of December 31, 2016 and with a range of fixed rate conversion features.

⋅	received $75,000 in proceeds and issued 750,000 common shares and 750,000 one year warrants with an exercise price of $0.18.

⋅	the Company is currently analyzing the above transactions for proper accounting treatment.

⋅
signed a joint venture agreement on January 23, 2015 with Harmon Media Group This co-syndication agreement is to provide enhanced listing data for parties to increase site traffic, enhanced products and services, agent usage, agent subscriptions, which causes associated fees and advertising revenues to both parties.

⋅
on December 23, 2014, the board of directors determined that it is in the best interests of the Company to declare the $915,447 of dividends which currently have been accrued on the books of the Corporation, but not declared, in respect of the Corporation's Preferred Series A shares, to holders of record date on August 31, 2014.